INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,923	$ 1,231
Finished products	1,615	978
Inventories, net	3,538	2,209
Valuation adjustment for slow inventory	$ 2,778	$ 2,778